Federal funds purchased and securities sold under agreements to repurchase - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Federal funds purchased and securities sold under agreements to repurchase
Repurchase agreements	$ 45,154	$ 27,272
Total	$ 45,154	$ 27,272